Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,339,000.00
Previously Paid Amount	0.00
Total Fee Amount	6,399.42
Total Offset Amount	0.00
Net Fee	6,399.42
Narrative - Max Aggregate Offering Price	$ 46,339,000.00
Final Prospectus	true